NET (LOSS) / INCOME PER SHARE - Additional information (Details) - shares	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
NET (LOSS) / INCOME PER SHARE
Antidilutive shares	1,085,757	7,171,273	8,805,748